EARNINGS PER SHARE (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Weighted average number of shares outstanding, earnings per share	26,884,238	26,879,159	26,604,710